Equity Method Investments (Tables)	6 Months Ended
Jun. 30, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Participation in Investments That Are Accounted For Using The Equity Method
As of December 31, 2021 and June 30, 2022, we had the following participation in investments that are accounted for using the equity method:

	December 31,	June 30,
	2021	2022
Enterprise Navigator Ethylene Terminal L.L.C. (“Export Terminal Joint Venture”)	50%	50%
Luna Pool Agency Limited. (“Pool Agency”)	50%	50%
Unigas International B.V. (“Unigas”)	33.33%	33.33%
Dan Unity CO2 A/S	50%	50%

Schedule of Investments in Equity Accounted Joint Venture
The table below represents movement in the Company’s equity method investments, as of December 31, 2021, and June 30, 2022:

	December 31, 2021	June 30, 2022

	(in thousands)
Equity method investments at January 1	$148,665	$150,209
Contributions to equity method investments	4,000	—
Equity method investments – acquired	2,580	—
Share of results	11,147	13,260
Distributions received from equity method investments	(16,183)	(14,150)

Total equity method investments	$150,209	$149,319